Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Common stocks: 95.59%
Communication services: 10.36%
Entertainment: 0.41%
Take-Two Interactive Software Incorporated †	106,456	$ 12,612,907
Interactive media & services: 9.95%
Alphabet Incorporated Class A †	2,711,560	256,269,536
Alphabet Incorporated Class C †	258,840	24,501,794
Meta Platforms Incorporated Class A †	12,122	1,129,286
ZoomInfo Technologies Incorporated †	557,643	24,831,843
		306,732,459
Consumer discretionary: 15.19%
Hotels, restaurants & leisure: 2.70%
Airbnb Incorporated Class A †	100,674	10,763,057
Chipotle Mexican Grill Incorporated †	21,353	31,993,840
Papa John's International Incorporated	259,082	18,817,126
Planet Fitness Incorporated Class A †	327,864	21,468,535
		83,042,558
Internet & direct marketing retail: 6.64%
Amazon.com Incorporated †	1,998,828	204,759,940
Specialty retail: 4.69%
Five Below Incorporated †	220,087	32,209,732
Floor & Decor Holdings Incorporated Class A †	426,688	31,306,099
Leslie's Incorporated †«	2,155,410	30,261,956
O'Reilly Automotive Incorporated †	10,083	8,441,185
Petco Health & Wellness Company †«	1,135,696	11,958,879
Ulta Beauty Incorporated †	72,160	30,261,739
		144,439,590
Textiles, apparel & luxury goods: 1.16%
lululemon athletica Incorporated †	79,977	26,315,632
On Holding AG Class A †«	542,738	9,546,761
		35,862,393
Consumer staples: 1.38%
Beverages: 0.52%
Constellation Brands Incorporated Class A	65,160	16,099,733
Food & staples retailing: 0.68%
Sysco Corporation	242,358	20,978,508
Personal products: 0.18%
The Estee Lauder Companies Incorporated Class A	27,144	5,442,101
Financials: 8.80%
Capital markets: 8.80%
BlackRock Incorporated	20,155	13,018,316
CME Group Incorporated	187,609	32,512,640
Interactive Brokers Group Incorporated Class A	269,289	21,583,513
Intercontinental Exchange Incorporated	83,320	7,962,892
See accompanying notes to portfolio of investments

Allspring Growth Fund  |  1

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
LPL Financial Holdings Incorporated	252,223	$ 64,480,810
MarketAxess Holdings Incorporated	102,679	25,057,783
The Charles Schwab Corporation	420,137	33,472,315
Tradeweb Markets Incorporated Class A	1,325,798	73,024,954
		271,113,223
Health care: 15.02%
Biotechnology: 2.04%
Argenx SE †	11,783	4,570,979
BioMarin Pharmaceutical Incorporated †	89,043	7,713,795
Horizon Therapeutics plc †	314,398	19,593,283
Natera Incorporated †	166,235	7,806,396
Seagen Incorporated †	23,264	2,958,250
Vertex Pharmaceuticals Incorporated †	64,730	20,195,760
		62,838,463
Health care equipment & supplies: 6.54%
Boston Scientific Corporation †	1,556,771	67,112,398
Edwards Lifesciences Corporation †	445,405	32,260,684
Hologic Incorporated †	148,304	10,055,011
Insulet Corporation †	86,147	22,295,705
Intuitive Surgical Incorporated †	139,628	34,414,113
iRhythm Technologies Incorporated †	118,321	15,084,744
Outset Medical Incorporated †	203,932	3,169,103
Tandem Diabetes Care Incorporated †	303,702	17,052,867
		201,444,625
Health care providers & services: 1.81%
UnitedHealth Group Incorporated	100,663	55,883,064
Health care technology: 0.73%
Evolent Health Incorporated Class A †	19,963	635,023
Veeva Systems Incorporated Class A †	130,723	21,953,621
		22,588,644
Life sciences tools & services: 2.08%
Agilent Technologies Incorporated	49,890	6,902,282
Bio-Techne Corporation	26,623	7,887,330
Repligen Corporation †	168,973	30,835,883
Thermo Fisher Scientific Incorporated	15,621	8,028,725
West Pharmaceutical Services Incorporated	45,651	10,504,295
		64,158,515
Pharmaceuticals: 1.82%
Catalent Incorporated †	369,072	24,259,103
Revance Therapeutics Incorporated †	363,863	8,117,784
Royalty Pharma plc Class A	303,615	12,848,987
Zoetis Incorporated	70,761	10,669,344
		55,895,218
Industrials: 7.05%
Aerospace & defense: 0.13%
TransDigm Group Incorporated	7,170	4,128,199
See accompanying notes to portfolio of investments

2  |  Allspring Growth Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Air freight & logistics: 0.40%
United Parcel Service Incorporated Class B	73,405	$ 12,315,157
Commercial services & supplies: 2.97%
Casella Waste Systems Incorporated Class A †	246,316	20,151,112
Copart Incorporated †	619,962	71,308,029
		91,459,141
Electrical equipment: 0.68%
Regal Rexnord Corporation	80,398	10,173,563
Rockwell Automation Incorporated	19,217	4,906,100
Shoals Technologies Group Class A †	252,934	5,845,305
		20,924,968
Machinery: 0.50%
Fortive Corporation	242,188	15,475,813
Road & rail: 2.37%
J.B. Hunt Transport Services Incorporated	89,513	15,312,989
Union Pacific Corporation	293,358	57,832,596
		73,145,585
Information technology: 35.21%
Electronic equipment, instruments & components: 0.40%
Mobileye Global Incorporated Class A †	31,543	832,104
Trimble Incorporated †	119,187	7,170,290
Zebra Technologies Corporation Class A †	15,340	4,344,595
		12,346,989
IT services: 7.60%
DigitalOcean Holdings Incorporated †«	210,611	7,565,147
ExlService Holdings Incorporated †	25,100	4,564,435
Flywire Corporation †	803,717	17,641,588
MasterCard Incorporated Class A	352,935	115,826,208
MongoDB Incorporated †	65,084	11,912,325
PayPal Holdings Incorporated †	302,528	25,285,290
Thoughtworks Holding Incorporated †	1,429,333	13,735,890
Visa Incorporated Class A	181,947	37,692,141
		234,223,024
Semiconductors & semiconductor equipment: 5.81%
Allegro MicroSystems Incorporated †	1,602,611	40,722,346
Microchip Technology Incorporated	859,683	53,076,828
Monolithic Power Systems Incorporated	158,026	53,641,926
NVIDIA Corporation	150,198	20,272,224
Qualcomm Incorporated	94,895	11,165,346
		178,878,670
Software: 14.33%
Black Knight Incorporated †	309,707	18,727,982
Crowdstrike Holdings Incorporated Class A †	37,159	5,990,031
Dynatrace Incorporated †	720,486	25,389,927
Fair Isaac Corporation †	25,484	12,202,759
Jamf Holding Corporation †	261,246	6,183,693
Microsoft Corporation	1,291,282	299,745,291
See accompanying notes to portfolio of investments

Allspring Growth Fund  |  3

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Software (continued)
Palo Alto Networks Incorporated †	134,058	$ 23,003,012
Paycor HCM Incorporated †	254,689	7,760,374
Procore Technologies Incorporated †	23,755	1,298,448
Rapid7 Incorporated †	474,484	21,479,891
ServiceNow Incorporated †	39,700	16,703,378
Workiva Incorporated †	41,326	3,215,576
		441,700,362
Technology hardware, storage & peripherals: 7.07%
Apple Incorporated	1,420,075	217,754,301
Materials: 1.61%
Chemicals: 1.61%
Linde plc	166,858	49,615,226
Real estate: 0.97%
Equity REITs: 0.40%
SBA Communications Corporation	45,830	12,369,517
Real estate management & development: 0.57%
CBRE Group Incorporated Class A †	246,292	17,471,954
Total Common stocks (Cost $1,654,428,743)		2,945,700,847

		Yield
Short-term investments: 4.74%
Investment companies: 4.74%
Allspring Government Money Market Fund Select Class ♠∞		2.94%	129,553,612	129,553,612
Securities Lending Cash Investments LLC ♠∩∞		3.14	16,533,840	16,534,028
Total Short-term investments (Cost $146,087,452)				146,087,640
Total investments in securities (Cost $1,800,516,195)	100.33%			3,091,788,487
Other assets and liabilities, net	(0.33)			(10,295,881)
Total net assets	100.00%			$3,081,492,606

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Allspring Growth Fund

Portfolio of investments—October 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$147,500,432	$214,352,525	$(232,299,345)	$0	$0	$129,553,612	129,553,612	$622,968
Securities Lending Cash Investments LLC	61,735,900	72,997,371	(118,199,176)	(255)	188	16,534,028	16,533,840	274,137#
				$(255)	$188	$146,087,640		$897,105

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Growth Fund  |  5

Notes to portfolio of investments—October 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

6  |  Allspring Growth Fund

Notes to portfolio of investments—October 31, 2022 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$319,345,366	$0	$0	$319,345,366
Consumer discretionary	468,104,481	0	0	468,104,481
Consumer staples	42,520,342	0	0	42,520,342
Financials	271,113,223	0	0	271,113,223
Health care	462,808,529	0	0	462,808,529
Industrials	217,448,863	0	0	217,448,863
Information technology	1,084,903,346	0	0	1,084,903,346
Materials	49,615,226	0	0	49,615,226
Real estate	29,841,471	0	0	29,841,471
Short-term investments
Investment companies	146,087,640	0	0	146,087,640
Total assets	$3,091,788,487	$0	$0	$3,091,788,487
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Growth Fund  |  7